Payables, Accruals and Provisions	6 Months Ended
Jun. 30, 2025
Disclosure Of Payables Accruals And Provisions [abstract]
Payables, Accruals and Provisions

Note 13: Payables, Accruals and Provisions

The components of payables, accruals and provisions include the following:

	June 30,	December 31,
(millions of U.S. dollars)	2025	2024
Trade payables	135	176
Accruals	636	799
Provisions	62	63
Other current liabilities	59	53
Total payables, accruals and provisions	892	1,091